SEGMENTED INFORMATION	12 Months Ended
Dec. 31, 2021
Segmented Information
SEGMENTED INFORMATION

20. SEGMENTED INFORMATION

At December 31, 2021 and 2020, the Company has only one segment, being the HealthTab™ - Point of Care Business in Canada.

During the year ended December 31, 2019, the Company discontinued its over-the-counter (OTC) pharmaceutical products business (see Note 17).

Avricore Health Inc.

Notes to the Consolidated Financial Statements

For the years ended December 31, 2021, 2020 and 2019

(Expressed in Canadian Dollars)